Lord Abbett Multi-Asset Balanced Opportunity Fund
Lord Abbett Multi-Asset Balanced Opportunity Fund
INVESTMENT OBJECTIVE
The Fund’s investment objective is to seek current income and capital growth.
FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $100,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial professional and in “Sales Charge Reductions and Waivers” on page 306 of the prospectus and “Purchases, Redemptions, Pricing, and Payments to Dealers” on page 8-1 of the statement of additional information (“SAI”).

Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees Lord Abbett Multi-Asset Balanced Opportunity Fund	Class A		Class B	Class C		Class F	Class I	Class P	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%		none	none		none	none	none	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	[1]	5.00%	1.00%	[2]	none	none	none	none	none	none	none	none
[1]	A contingent deferred sales charge ("CDSC") of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month of the one-year anniversary of the purchase.
[2]	A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Lord Abbett Multi-Asset Balanced Opportunity Fund	Class A	Class B	Class C	Class F	Class I	Class P	Class R2	Class R3	Class R4		Class R5		Class R6
Management Fees	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%		0.10%		0.10%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.10%	none	0.45%	0.60%	0.50%	0.25%		none		none
Other Expenses	0.14%	0.14%	0.14%	0.14%	0.14%	0.14%	0.14%	0.14%	0.14%	[1]	0.14%	[1]	0.04%	[1]
Acquired Fund Fees and Expenses	0.68%	0.68%	0.68%	0.68%	0.68%	0.68%	0.68%	0.68%	0.68%	[1]	0.68%	[1]	0.68%	[1]
Total Annual Fund Operating Expenses	1.17%	1.92%	1.92%	1.02%	0.92%	1.37%	1.52%	1.42%	1.17%	[1]	0.92%	[1]	0.82%	[1]
[1]	Based on estimated amounts for the current fiscal year.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund at the maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. The first example assumes a deduction of the applicable contingent deferred sales charge (“CDSC”) for the one-year, three-year, and five-year periods for Class B shares and for the one-year period for Class C shares. Class B shares automatically convert to Class A shares after approximately eight years. The expense example for Class B shares for the ten-year period reflects the conversion to Class A shares. In addition, the example assumes the Fund pays the operating expenses set forth in the fee table above and the Fund’s pro rata share of the Class I expenses of the underlying funds. The first example assumes that you redeem all of your shares at the end of the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs (including any applicable CDSC) would be as shown below. The second example assumes that you do not redeem and instead keep your shares.

If Shares Are Redeemed
Expense Example Lord Abbett Multi-Asset Balanced Opportunity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	342	588	854	1,613
Class B	695	903	1,237	2,048
Class C	295	603	1,037	2,243
Class F	104	325	563	1,248
Class I	94	293	509	1,131
Class P	139	434	750	1,646
Class R2	155	480	829	1,813
Class R3	145	449	776	1,702
Class R4	119	372	644	1,420
Class R5	94	293	509	1,131
Class R6	84	262	455	1,014

If Shares Are Not Redeemed
Expense Example No Redemption Lord Abbett Multi-Asset Balanced Opportunity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	342	588	854	1,613
Class B	195	603	1,037	2,048
Class C	195	603	1,037	2,243
Class F	104	325	563	1,248
Class I	94	293	509	1,131
Class P	139	434	750	1,646
Class R2	155	480	829	1,813
Class R3	145	449	776	1,702
Class R4	119	372	644	1,420
Class R5	94	293	509	1,131
Class R6	84	262	455	1,014

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 44.87% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a “fund-of-funds” that invests principally in affiliated mutual funds managed by Lord, Abbett & Co. LLC (the “underlying funds”). Under normal conditions, through the underlying funds, the Fund indirectly invests principally in U.S. equity securities and fixed income securities and select foreign (including emerging market) securities. The Fund uses a “blend” strategy to gain investment exposure to both growth and value stocks, or to stocks with characteristics of both. Through the underlying funds, the Fund’s assets are allocated primarily to the following types of investments:

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Equity securities of large, mid-sized, and small companies. The underlying funds may invest in any security that represents equity ownership in a company. Equity securities usually include common stocks, preferred stocks, equity interests in trusts (including real estate investment trusts (“REITs”) and privately offered trusts), partnerships, joint ventures, limited liability companies, vehicles with similar legal structures, and other instruments with similar characteristics. The underlying funds consider equity securities to include rights and investments that convert into the equity securities described above.

•	Growth companies that the underlying funds believe exhibit faster-than-average gains in earnings and have the potential to continue profit growth at a high level.
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Value companies that the underlying funds believe to be undervalued according to certain financial measurements of intrinsic worth or business prospects and to have the potential for capital appreciation.

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Fixed income securities of various types. Currently, the underlying funds invest in fixed income securities consisting principally of high yield debt securities, investment grade debt securities, mortgage-related and other asset-backed securities, municipal bonds, U.S. government securities, convertible securities, bank loans, inflation-linked investments, and cash equivalents. Certain of the underlying funds may invest up to 100% of their assets in fixed income securities that are below investment grade (commonly referred to as “high yield” or “junk” bonds). High-yield debt securities are rated BB/Ba or lower by a rating agency, or are unrated but determined by Lord Abbett to be of comparable quality.

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Foreign (including emerging market) securities, which may be traded on a U.S. or non-U.S. securities exchange, may be denominated in the U.S. dollar or other currencies, and may include American Depositary Receipts (“ADRs”).

In addition to investing in the underlying funds, the Fund also may invest directly in any type of derivative as part of its investment strategies or for risk management purposes. Currently, the Fund invests in derivatives consisting principally of futures, forwards, options, and swaps. To the extent that the Fund invests in derivatives, the Fund intends to do so primarily for non-hedging (sometimes referred to as “speculative”) purposes as a substitute for allocating its assets among the underlying funds. When investing in this manner, the Fund may use a derivative investment, such as an index future, to gain exposure to, or to change the weighting of its investments in, a particular asset class represented by underlying funds without increasing or decreasing the allocation among the underlying funds. The Fund may sell index futures short to reduce its exposure to a particular asset class represented by the index or to profit from an anticipated decline in the returns of the index. The Fund may invest in U.S. Treasury futures or sell U.S. Treasury futures short to adjust the Fund’s exposure to the direction of interest rates, or for other portfolio management reasons. In addition, the Fund may invest in total return swaps on indexes to adjust its exposure to the asset class represented by the indexes. The Fund may use total return swaps where futures contracts are not available or in other cases as determined by the Fund’s portfolio manager. The aggregate net notional value of the Fund’s directly held positions in derivatives, determined at the time of the most recent position established, will not exceed 50% of the Fund’s net assets. The Fund currently expects, however, that under normal conditions the aggregate net notional value of such instruments, determined at the time of the most recent position established, will not exceed 35% of the Fund’s net assets. These percentage limitations exclude Fund assets indirectly invested in derivatives through the underlying funds.

The Fund’s portfolio manager actively adjusts the Fund’s asset allocation based on the underlying funds’ portfolio characteristics and market conditions. This tactical allocation approach seeks to increase the Fund’s exposure to undervalued asset classes while hedging unwanted exposures. The Fund may sell or reallocate its investment among the underlying funds to secure gains, limit losses, redeploy assets, or satisfy redemption requests, among other reasons. The Fund seeks to remain fully invested in accordance with its investment objective. In response to adverse economic, market or other unfavorable conditions, however, the Fund may invest its assets in a temporary defensive manner.

PRINCIPAL RISKS

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund. The principal risks of investing in the Fund also are the principal risks of investing in the underlying funds. These risks, which could adversely affect the Fund’s performance, include:

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Underlying Fund Risk: The assets of the Fund are invested principally in the underlying funds. As a result, the investment performance of the Fund is directly related to the investment performance of the underlying funds in which it invests. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds. The Fund typically will invest in a diversified portfolio of underlying funds; however, to the extent that the Fund invests a significant portion of its assets in a single underlying fund it may be more susceptible to risks associated with that fund and its investments. It is possible that the holdings of underlying funds may contain securities of the same issuers, thereby increasing the Fund’s exposure to such issuers. It also is possible that one underlying fund may be selling a particular security when another is buying it, producing little or no change in exposure but generating transaction costs and/or resulting in realization of gains with no economic benefit. Lord Abbett is the investment adviser for both the Fund and the underlying funds and may be deemed to have a conflict of interest in determining the allocation of the Fund’s assets among the various underlying funds. In addition, the Fund’s shareholders will indirectly bear their proportionate share of the underlying funds’ fees and expenses.

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Portfolio Management Risk: If the strategies used and investments selected by the Fund’s portfolio management team and/or the teams of the underlying funds fail to produce the intended results, the Fund and/or the underlying funds may not achieve their respective objectives. There can be no assurance that the allocation of Fund assets among the underlying funds or the Fund’s use of derivatives will maximize returns, minimize risks, or be appropriate for all investors. As a result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a rising market.

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Market Risk: The market values of securities will fluctuate, sometimes sharply and unpredictably, based on overall economic conditions and other factors. Prices of equity securities tend to rise and fall more dramatically than those of debt securities.

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Equity Securities Risk: Common stocks and other equity securities, as well as equity-like securities such as convertible debt securities, may experience significant volatility. Such securities may fall sharply in response to adverse events affecting overall markets, a particular industry or sector, or an individual company’s financial condition.

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Industry and Sector Risk: Although the Fund does not employ an industry or sector focus, its exposure to specific industries or sectors will increase from time to time based on the portfolio management team’s perception of investment opportunities. If the underlying fund overweights a single industry or sector relative to its benchmark index, the underlying fund will face an increased risk that the value of its portfolio will decrease because of events disproportionately affecting that industry or sector. Furthermore, investments in particular industries or sectors may be more volatile than the broader market as a whole.

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Large Company Risk: As compared to smaller successful companies, larger, more established companies may be less able to respond quickly to certain market developments and may have slower rates of growth. Large companies also may fall out of favor relative to smaller companies in certain market cycles, causing the Fund to incur losses or underperform.

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Mid-Sized and Small Company Risk: Investments in mid-sized and smaller companies may involve greater risks than investments in larger, more established companies. As compared to larger companies, mid-sized and smaller companies may have limited management experience or depth, limited ability to generate or borrow capital needed for growth, and limited products or services, or operate in less established markets. Accordingly, mid-sized and smaller company securities tend to be more sensitive to changing economic, market, and industry conditions and tend to be more volatile and less liquid than equity securities of larger companies, especially over the short term, and securities of small companies may be less well-known and trade less frequently and in more limited volume than the securities of larger, more established companies. Mid-sized and smaller companies also may fall out of favor relative to larger companies in certain market cycles, causing the Fund to incur losses or underperform.

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Blend Style Risk: Growth stocks tend to be more volatile than slower-growing value stocks. Growth stocks typically trade at higher multiples of current earnings than other stocks. Growth stocks often are more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. At times when it appears that these expectations may not be met, growth stocks’ prices typically fall. The prices of value stocks may lag the stock market for long periods of time if the market fails to recognize the company’s intrinsic worth. Value investing also is subject to the risk that a company judged to be undervalued may actually be appropriately priced or even overpriced. A portfolio that combines growth and value styles may diversify these risks and lower its volatility, but there is no assurance this strategy will achieve that result.

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Fixed Income Securities Risk: The Fund is subject to the general risks and considerations associated with investing in debt securities, including the risk that issuers will fail to make timely payments of principal or interest. Typically, shorter-term bonds are less volatile than longer-term bonds; however, longer-term bonds typically offer higher yields and more stable interest income than shorter-term bond investments. Lower-rated securities in which the Fund may invest may be more volatile and may decline more in price in response to negative issuer developments or general economic news than higher rated securities. In addition, as interest rates rise, the Fund’s investments typically will lose value.

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High-Yield Securities Risk: High-yield securities typically pay a higher yield than investment grade securities, but may have greater price fluctuations and have a higher risk of default than investment grade securities. The market for below investment grade securities may be less liquid due to such factors as interest rate sensitivity, negative perceptions of the junk bond markets generally, and less secondary market liquidity. This may make such securities more difficult to sell at an acceptable price, especially during periods of financial distress, increased market volatility, or significant market decline.

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Senior Loan Risk: The Fund’s investments in floating or adjustable rate senior loans are subject to increased credit and liquidity risks. The prices of senior loans also may be adversely affected by supply-demand imbalances caused by conditions within the senior loan market or in other markets that have an impact on the value of senior loans. The frequency and magnitude of such changes cannot be predicted. The Fund may invest primarily in senior loans that are rated below investment grade or, if unrated, deemed by Lord Abbett to be the equivalent of below investment grade securities. Below investment grade senior loans, as in the case of high-yield debt securities, or junk bonds, usually are more credit sensitive than interest rate sensitive, although the value of these instruments may be impacted by broader interest rate swings in the overall fixed income market.

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Municipal Bond Risk: Municipal bonds are subject to the same risks affecting fixed income securities in general. In addition, the price of municipal bonds may be adversely affected by legislative or political changes, tax rulings, judicial action, changes in market and economic conditions, and the fiscal condition of the municipal issuer. The Fund may be more sensitive to these events and conditions if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities) or in particular types of municipal securities (such as general obligation bonds, private activity bonds, and special tax bonds). The market for municipal bonds generally is less liquid than other securities markets, which may make it more difficult for the Fund to sell its bonds. Nongovernmental users of facilities financed by tax-exempt revenue bonds (e.g., companies in the electric utility and health care industries) may have difficulty making payments on their obligations in the event of an economic downturn. This would negatively affect the valuation of bonds issued by such facilities.

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Credit Risk: Debt securities are subject to the risk that the issuer or guarantor of a security may not make interest and principal payments as they become due or may default altogether. In addition, if the market perceives a deterioration in the creditworthiness of an issuer, the value and liquidity of bonds issued by that issuer may decline. To the extent that the Fund holds below investment grade securities, these risks may be heightened. Insured debt securities have the credit risk of the insurer in addition to the credit risk of the underlying investment being insured.

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Interest Rate Risk: As interest rates rise, prices of bonds (including tax-exempt bonds) generally fall, typically causing the Fund’s investments to lose value. Interest rate changes typically have a greater effect on the price of longer-term bonds, including inverse floaters, than on the price of shorter-term bonds. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation, and changes in general economic conditions.

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Foreign and Emerging Market Company Risk: The Fund’s investments in foreign (including emerging market) companies and in U.S. companies with economic ties to foreign markets generally involve special risks that can increase the likelihood that the Fund will lose money. For example, as compared with companies organized and operated in the U.S., these companies may be more vulnerable to economic, political, and social instability and subject to less government supervision, lack of transparency, inadequate regulatory and accounting standards, and foreign taxes. In addition, the securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, reduced liquidity, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets. Foreign company securities also include ADRs. ADRs may be less liquid than the underlying shares in their primary trading market. Emerging market securities generally are more volatile than other foreign securities, and are subject to greater liquidity, regulatory, and political risks. Investments in emerging markets may be considered speculative and generally are riskier than investments in more developed markets because such markets tend to develop unevenly and may never fully develop. Emerging markets are more likely to experience hyperinflation and currency devaluations. Securities of emerging market companies may have far lower trading volumes and less liquidity than securities of issuers in developed markets. Companies with economic ties to emerging markets may be susceptible to the same risks as companies organized in emerging markets.

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Foreign Currency Risk: Certain of the underlying funds may invest in securities denominated in foreign currencies, which are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time.

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Sovereign Debt Risk: Sovereign debt securities are subject to the risk that the relevant sovereign government or governmental entity may delay or refuse to pay interest or repay principal on its debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the size of its debt relative to the economy, or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a sovereign government or governmental entity defaults, it may ask for maturity extensions, interest rate reductions, or additional loans. There is no legal process for collecting sovereign debt that is not repaid nor are there bankruptcy proceedings through which all or part of the unpaid sovereign debt may be collected.

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Convertible Securities Risk: Convertible securities are subject to the risks affecting both equity and fixed income securities, including market, credit, liquidity, and interest rate risk. Convertible securities tend to be more volatile than other fixed income securities, and the markets for convertible securities may be less liquid than markets for common stocks or bonds. To the extent that an underlying fund invests in convertible securities, and the convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security. A significant portion of convertible securities have below investment grade credit ratings and are subject to increased credit and liquidity risks.

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Derivatives Risk: Derivatives can increase the Fund’s volatility and/or reduce the Fund’s returns. Derivatives are subject to the risk that the value of the derivative may not correlate with the value of the underlying security, rate, or index in the manner anticipated by portfolio management. In addition, investments in many types of derivatives involve heightened counterparty, liquidity, leverage, and other risks. Counterparty risk is the risk that the other party in a transaction may fail to fulfill its contractual obligations, leaving the Fund to bear the resulting losses. If there is no liquid secondary trading market for derivatives, the Fund or an underlying fund may be unable to sell or otherwise close a derivatives position, exposing it to losses and making it more difficult to value accurately any derivatives in its portfolio. Because derivatives involve a small initial investment relative to the risk assumed (known as leverage), derivatives can magnify the Fund’s or an underlying fund’s losses. Short selling derivatives the Fund does not own involves heightened leverage. This means that the Fund’s losses will be magnified if the Fund short sells index futures and the reference index later increases in value. In addition, the Fund will be required to segregate permissible liquid assets to cover its obligations under these transactions and may have to liquidate positions before it is desirable to do so to fulfill its requirements to segregate. Whether the Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements and other factors. If the Fund incorrectly forecasts these and other factors, the Fund’s performance could suffer.

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Liquidity/Redemption Risk: The Fund may lose money when selling securities at inopportune times to fulfill shareholder redemption requests. The risk of loss may increase depending on the size and frequency of redemption requests, whether the redemption requests occur in times of overall market turmoil or declining prices, and whether the securities the Fund intends to sell have decreased in value or are illiquid. Liquidity risk may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For more information on the principal risks of the Fund, please see the “More Information About the Funds – Principal Risks” section in the prospectus.

PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. Each assumes reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. No performance is shown for Class R4, R5, and R6 shares because these classes have not completed a full calendar year of operations.

The bar chart shows changes in the performance of the Fund’s Class A shares from calendar year to calendar year. This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower. Performance for the Fund’s other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart (per calendar year) — Class A Shares

Best Quarter 2nd Q ’09 +15.78%	Worst Quarter 4th Q ’08 -15.60%

Average Annual Total Returns (for the periods ended December 31, 2014)

The table below shows how the Fund’s average annual total returns compare to the returns of a securities market index with investment characteristics similar to those of the Fund. The Fund’s average annual total returns include applicable sales charges.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax- deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

Average Annual Returns Lord Abbett Multi-Asset Balanced Opportunity Fund	1 Year	5 Years	10 Years	Life of Class	Inception Date for Performance
Class A	3.50%	8.64%	5.71%
Class B	0.29%	8.07%	5.39%
Class C	4.07%	8.38%	5.24%
Class F	6.01%	9.34%		5.34%	Sep. 28, 2007
Class I	6.19%	9.43%	6.28%
Class P	5.66%	8.98%	5.82%
Class R2	5.44%	8.81%		5.00%	Sep. 28, 2007
Class R3	5.61%	8.91%		4.92%	Sep. 28, 2007
After Taxes on Distributions Class A	0.70%	7.01%	4.16%
After Taxes on Distributions and Sale of Fund Shares Class A	3.03%	6.30%	4.09%
40% Russell 1000® Index/35% Barclays U.S. Aggregate Bond Index/15% BofA Merrill Lynch U.S. High Yield Constrained Index/10% MSCI EAFE Index with Gross Dividends (reflects no deduction for fees, expenses, or taxes)	7.26%	9.89%	6.78%	6.03%	Sep. 28, 2007
Lipper Mixed-Asset Target Allocation Moderate Average (reflects no deduction for sales charges or taxes)	5.06%	8.27%	5.35%	4.25%	Sep. 30, 2007	[1]
[1]	Corresponds with Class F, R2, and R3 periods shown.